Note 19 - Regulatory Requirements (Details) - Compliance With Regulatory Capital Requirements Under Banking Regulations (USD $)	Dec. 31, 2012	Dec. 31, 2011
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Actual Capital (in Dollars)	$ 81,213,909	$ 72,037,863
Capital to Risk Weighted Assets	12.98%	12.22%
Capital Required for Capital Adequacy (in Dollars)	50,044,960	47,164,800
Capital Required for Capital Adequacy to Risk Weighted Assets	8.00%	8.00%
Capital Required to be Well Capitalized (in Dollars)
Capital Required to be Well Capitalized to Risk Weighted Assets
Tier One Risk Based Capital (in Dollars)	74,062,697	66,434,272
Tier One Risk Based Capital to Risk Weighted Assets	11.84%	11.27%
Tier One Risk Based Capital Required for Capital Adequacy (in Dollars)	25,022,480	23,582,400
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets	4.00%	4.00%
Tier One Risk Based Capital Required to be Well Capitalized (in Dollars)
Tier One Risk Based Capital Required to be Well Capitalized to Risk Weighted Assets
Tier One Leverage Capital (in Dollars)	74,062,697	66,434,272
Tier One Leverage Capital to Average Assets	9.29%	8.82%
Tier One Leverage Capital Required for Capital Adequacy (in Dollars)	31,881,576	30,138,401
Tier One Leverage Capital Required for Capital Adequacy to Average Assets	4.00%	4.00%
Tier One Leverage Capital Required to be Well Capitalized (in Dollars)
Tier One Leverage Capital Required to be Well Capitalized to Average Assets
Subsidiaries [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Actual Capital (in Dollars)	78,621,740	69,172,940
Capital to Risk Weighted Assets	12.57%	11.73%
Capital Required for Capital Adequacy (in Dollars)	50,044,960	47,164,800
Capital Required for Capital Adequacy to Risk Weighted Assets	8.00%	8.00%
Capital Required to be Well Capitalized (in Dollars)	62,556,200	58,956,000
Capital Required to be Well Capitalized to Risk Weighted Assets	10.00%	10.00%
Tier One Risk Based Capital (in Dollars)	71,470,528	63,638,489
Tier One Risk Based Capital to Risk Weighted Assets	11.43%	10.79%
Tier One Risk Based Capital Required for Capital Adequacy (in Dollars)	25,022,480	23,582,400
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets	4.00%	4.00%
Tier One Risk Based Capital Required to be Well Capitalized (in Dollars)	37,533,720	35,373,600
Tier One Risk Based Capital Required to be Well Capitalized to Risk Weighted Assets	6.00%	6.00%
Tier One Leverage Capital (in Dollars)	71,470,528	63,638,489
Tier One Leverage Capital to Average Assets	9.05%	8.49%
Tier One Leverage Capital Required for Capital Adequacy (in Dollars)	31,604,458	29,983,580
Tier One Leverage Capital Required for Capital Adequacy to Average Assets	4.00%	4.00%
Tier One Leverage Capital Required to be Well Capitalized (in Dollars)	$ 39,505,573	$ 37,479,475
Tier One Leverage Capital Required to be Well Capitalized to Average Assets	5.00%	5.00%